Segment information - Intra-Group pricing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical location
Operating profit/(loss)	$ 5,162	$ 2,924	$ 3,387
(Loss)/profit before tax	3,916	1,548	1,993
Non-current assets	43,576	43,035	42,524
Total assets	66,729	61,377	60,651
Assets acquired	2,518	2,997	1,547
Net operating assets	31,790	30,768	32,019
Non-current assets exluding deferred tax assets and derivative financial instruments		43,035
Previously stated
Disclosure of geographical location
Non-current assets exluding deferred tax assets and derivative financial instruments		42,746
Increase due to corrections of prior period values
Disclosure of geographical location
Non-current assets exluding deferred tax assets and derivative financial instruments		289
UK
Disclosure of geographical location
Operating profit/(loss)	824	466	(66)
(Loss)/profit before tax	518	93	(514)
Non-current assets	7,900	6,874	4,828
Total assets	17,851	15,302	13,573
Assets acquired	1,611	2,255	556
Net operating assets	5,244	4,206	3,471
Europe
Disclosure of geographical location
Operating profit/(loss)	2,838	1,502	3,671
(Loss)/profit before tax	2,356	1,006	3,179
Non-current assets	15,821	15,245	14,529
Total assets	19,738	18,182	17,119
Assets acquired	505	386	530
Net operating assets	10,242	9,201	8,913
The Americas
Disclosure of geographical location
Operating profit/(loss)	758	(8)	(757)
(Loss)/profit before tax	297	(474)	(1,171)
Non-current assets	18,501	19,663	22,191
Total assets	23,640	23,380	26,381
Assets acquired	286	236	356
Net operating assets	15,697	15,929	18,598
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	742	964	539
(Loss)/profit before tax	745	923	499
Non-current assets	1,354	1,253	976
Total assets	5,500	4,513	3,578
Assets acquired	116	120	105
Net operating assets	$ 607	$ 1,432	$ 1,037